 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending December 31, 2001:

(none)

Total Shares Repurchased:(none)

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management